NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES

NOTE 6. NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 5% - 10%per annum.

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2016
Within 1 year	$30,392,835
2 years	29,717,258
3 years	20,862,739
4 years	2,592,227
5 years	2,271,173
Total minimum lease receipts	85,836,232
Less: amount representing interest	(10,272,223)
Present value of minimum lease receivable	$75,564,009

Following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2016 and 2015:

	June 30, 2016	June 30, 2015
Total minimum lease payments to be received	$85,836,232	$30,240,137
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	85,836,232	30,240,137
Less: Allowance for uncollectible receivables	(858,362)	(302,401)
Net minimum lease payment receivable	84,977,870	29,937,736
Estimated residual value of leased property	-	-
Less: unearned income	(10,272,223)	(4,108,681)
Net investment in direct financing leases	$74,705,647	$25,829,055

As of June 30, 2016 and 2015, there were no recorded investment in direct finance leases on nonaccrual status, and no recorded investment in direct finance leases past due 90 days or more and still accruing.

The allowance for uncollectible and minimum lease payments receivables in direct financing leases for the years ended June 30, 2016 and 2015 were as following:

	For the years ended
	June 30, 2016	June 30, 2015

Allowance for uncollectible at the beginning of period	$302,401	$1,238,685
Provision for lease payment receivable	597,444	70,467
Direct write-downs charged against the allowance	-	(1,011,999)
Allowance to charge off direct financing lease interest income	-	-
Recoveries of amounts previously charged off	-	-
Effect of foreign currency translation	(41,483)	5,248
Allowance for uncollectible at the end of year	$858,362	$302,401
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	858,362	302,401
Allowance for uncollectible at the end of year	$858,362	$302,401
Minimum lease payments receivable
collectively evaluated for impairment	$85,836,232	$30,240,137
Individually evaluated for impairment	-	-
Ending balance	$85,836,232	$30,240,137

As of June 30, 2016 and 2015, there was no impaired minimum lease payments receivable that caused the Company to evaluate individually for impairment.

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct finance leases.

As of June 30, 2016 and 2015, no direct financing lease receivables were past due over 90 days.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financial leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2016	June 30, 2015

Normal	$85,836,232	$30,240,137
Abnormal	-	-
Total	$85,836,232	$30,240,137